Supplement to the
Fidelity® Capital & Income Fund, Fidelity Focused High Income Fund, and Fidelity High Income Fund
June 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the funds.

CAI/SPH-10-01  October 1, 2010
1.710962.120

Supplement to the

Fidelity® Capital & Income Fund (FAGIX), Fidelity Focused High Income Fund (FHIFX), and
Fidelity High Income Fund (SPHIX)

Fidelity Capital & Income Fund is a Class of shares of Fidelity Capital & Income Fund; Fidelity Focused High Income Fund is a Class of shares of Fidelity Focused High Income Fund; and Fidelity High Income Fund is a Class of shares of Fidelity High Income Fund

Funds of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

CAI/SPHB-10-01  October 1, 2010
1.718858.117

Supplement to the
Fidelity® Capital & Income Fund
Class F
June 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

CAI-F-10-01  October 1, 2010
1.918626.100

Supplement to the
Fidelity® High Income Fund
Class F
June 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

SPH-F-10-01  October 1, 2010
1.918628.100

Supplement to the

Fidelity® Capital & Income Class F (FCLFX) and Fidelity High Income Class F (FHFFX)

Funds of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

F-COM4B-10-01  October 1, 2010
1.918627.100

Supplement to the

Fidelity® New Markets Income Fund (FNMIX)

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

NMIB-10-01  October 1, 2010
1.874198.102